Contracted concessional assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 8,359,776	$ 8,549,181
Impairment loss on contracted concessional financial assets	$ 0
Abengoa [Member]
Contracted Concessional Assets [Abstract]
Term to maintain guarantees and letters of credit	5 years
Contracted Concessional Assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	$ 840,876	843,291
Solana [Member]
Contracted Concessional Assets [Abstract]
Impairment loss on contracted concessional financial assets		42,700
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,433,886	10,475,828
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (2,074,110)	$ (1,926,647)